Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES (7.9%)
325,000	Ally Auto Receivables Trust, Series 2017-3, Class A4, 2.01%, 3/15/22	324,787
170,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	172,557
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	200,060
130,102	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	129,798
225,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	226,765
250,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 2/15/22 (1)	249,606
300,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	303,640
223,630	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (1)	224,146
200,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	200,509
150,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	149,285
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	199,920
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	100,242
150,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (1)	149,940
330,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (1)	334,808
75,210	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.05%, 11/22/21	75,244
450,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	449,979
325,000	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A4, 2.21%, 9/15/21 (1)	325,057
200,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (1)	203,731
64,295	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/21	64,189
175,000	World Omni Auto Receivables Trust, Series 2016-B, Class A4, 1.48%, 11/15/22	174,001
110,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	110,566
	TOTAL ASSET-BACKED SECURITIES (Cost $4,317,322) (7.9%)	4,368,830
COMMERCIAL MORTGAGE-BACKED SECURITIES (13.0%)
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	269,545
150,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	165,285
350,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	358,973
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	159,476
150,000	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (2)	163,389
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	208,315
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (2)	155,460
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	206,405
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (2)	266,264
650,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	706,891
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (2)	322,534
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	270,505
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	276,183
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (1)(2)	258,053
200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.26%, 4/25/46 (1)(2)	200,500
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (1)(2)	157,256
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (1)(2)	204,951
200,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48 (1)(2)	210,687
245,866	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	242,037
254,872	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	250,828
203,900	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	207,385
130,000	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	130,235
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	261,696
73,069	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1-month LIBOR + 0.70%, 2.74%, 9/20/34 (2)	72,516

September 30, 2019

180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	187,806
280,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	289,943
170,596	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	170,628
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	107,890
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	103,702
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.43%, 3/15/59	265,593
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	204,735
200,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	203,934
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,079,499) (13.0%)	7,259,600
CORPORATE BONDS & NOTES (36.6%)
	BASIC MATERIALS (1.0%)
	CHEMICALS (1.0%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	239,394
125,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	126,996
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	185,042
		551,432
	COMMUNICATIONS (4.2%)
	INTERNET (0.8%)
225,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	281,509
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	163,500
		445,009
	MEDIA (1.2%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	191,967
275,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	308,475
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (3)	166,706
		667,148
	TELECOMMUNICATIONS (2.2%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	211,365
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	211,667
175,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48 (3)	222,555
175,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	190,708
150,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	171,010
175,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	203,200
		1,210,505
		2,322,662
	CONSUMER, CYCLICAL (1.7%)
	AUTO MANUFACTURERS (0.8%)
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.35%, 11/1/22	250,034
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	204,614
		454,648
	AUTO PARTS & EQUIPMENT (0.3%)
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	152,625
	HOME BUILDERS (0.2%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	150,883
	HOME FURNISHINGS (0.4%)
200,000	Whirlpool Corp., Senior Unsecured Notes, 3.70%, 5/1/25	209,604
		967,760
	CONSUMER, NON-CYCLICAL (4.1%)
	BEVERAGES (0.9%)
250,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (3)	297,269
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	187,803
		485,072
	BIOTECHNOLOGY (0.3%)
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	189,272
	COMMERCIAL SERVICES (0.4%)
200,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	222,210
	HEALTHCARE PRODUCTS (0.8%)
213,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	232,051
225,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	240,447
		472,498

Schedule of Investments (unaudited) (continued)

	HEALTHCARE SERVICES (0.9%)
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	159,203
150,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	188,898
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	152,870
		500,971
	PHARMACEUTICALS (0.8%)
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	210,186
200,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39 (3)	231,807
		441,993
		2,312,016
	ENERGY (2.7%)
	OIL & GAS (1.6%)
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (3)	155,958
200,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	224,802
100,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	101,500
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	210,897
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	194,095
		887,252
	PIPELINES (1.1%)
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (3)	271,128
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	159,377
150,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	171,870
		602,375
		1,489,627
	FINANCIAL (15.5%)
	BANKS (8.5%)
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	213,268
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	176,250
200,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	212,335
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	158,910
150,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (2)	155,417
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	186,489
250,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29	275,117
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	210,824
150,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	158,631
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	134,988
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	260,892
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	251,354
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	159,225
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	218,227
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (2)	168,169
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,208
100,000	Lloyds Bank PLC, Senior Unsecured Notes, 2.25%, 8/14/22 (3)	99,753
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	156,964
150,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	150,758
250,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 5.13%, 2/8/20	252,672
150,000	Santander Holdings USA, Inc., Series FXD, Senior Unsecured Notes, 3.50%, 6/7/24 (3)	153,886
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	261,130
200,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	204,192
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	254,586
		4,727,245
	DIVERSIFIED FINANCIAL SERVICES (2.6%)
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 4.45%, 4/3/26	186,921
175,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	180,436
100,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	105,192
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.63%, 3/30/25	161,437
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	201,088
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	265,280
200,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	207,313

September 30, 2019

125,000	Synchrony Financial, Senior Unsecured Notes, 2.85%, 7/25/22	126,052
		1,433,719
	INSURANCE (1.3%)
200,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	213,742
225,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	241,469
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	182,349
100,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (2)(3)	110,840
		748,400
	REITS (3.1%)
175,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25 (3)	184,965
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	156,087
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	215,095
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	257,733
300,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	320,237
125,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	127,656
150,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 3.90%, 10/15/29	147,750
125,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29	138,399
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	164,560
		1,712,482
		8,621,846
	INDUSTRIAL (2.4%)
	AEROSPACE & DEFENSE (0.8%)
250,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	280,861
150,000	United Technologies Corp., Senior Unsecured Notes, 3.95%, 8/16/25	164,333
		445,194
	BUILDING MATERIALS (0.2%)
100,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	101,677
	MISCELLANEOUS MANUFACTURERS (0.7%)
150,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	171,328
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	211,116
		382,444
	PACKAGING & CONTAINERS (0.2%)
125,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	131,890
	TRANSPORTATION (0.5%)
100,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	97,694
150,000	Norfolk Southern Corp., Senior Unsecured Notes, 4.10%, 5/15/49	167,729
		265,423
		1,326,628
	TECHNOLOGY (0.9%)
	SEMICONDUCTORS (0.5%)
150,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	165,490
100,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	110,486
		275,976
	SOFTWARE (0.4%)
200,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	210,424
		486,400
	UTILITIES (4.1%)
	ELECTRIC (3.8%)
125,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	124,538
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	237,393
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	221,435
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	150,000
250,000	Florida Power & Light Co., 4.95%, 6/1/35	306,443
125,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	122,871
200,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	235,977
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	207,625
200,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	221,047
150,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24	153,901
125,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	125,214
		2,106,444
	GAS (0.3%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	163,405
		2,269,849
	TOTAL CORPORATE BONDS & NOTES (Cost $19,079,758) (36.6%)	20,348,220

Schedule of Investments (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS (1.3%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	207,302
150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22 (3)	153,763
175,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	185,414
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	160,125
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $676,870) (1.3%)	706,604
LONG-TERM MUNICIPAL SECURITIES (3.0%)
	CALIFORNIA (0.1%)
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	90,579
	DISTRICT OF COLUMBIA (0.5%)
250,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	278,918
	MICHIGAN (0.4%)
200,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	218,214
	NEW YORK (0.4%)
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	229,941
	TEXAS (1.6%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	279,065
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	593,485
		872,550
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,536,203) (3.0%)	1,690,202
U.S. GOVERNMENT AGENCY OBLIGATIONS (17.1%)
55,622	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	59,517
309,852	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	331,883
65,755	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	70,272
202,145	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	214,247
113,769	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	119,552
195,998	FHLMC Gold PC Pool #G08761, 3.50%, 5/1/47	202,980
88,927	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	92,546
62,021	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	65,179
83,053	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	88,792
99,768	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	104,831
226,659	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	230,234
249,538	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	257,284
381,639	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	403,019
457,944	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	476,512
250,000	FNMA, 2.38%, 1/19/23	256,213
250,000	FNMA, 2.63%, 9/6/24	261,926
540,000	FNMA, 1.88%, 9/24/26	546,703
147,409	FNMA Pool #AB2346, 4.50%, 2/1/41	159,692
110,425	FNMA Pool #AB5231, 2.50%, 5/1/27	111,524
119,751	FNMA Pool #AB5716, 3.00%, 7/1/27	122,982
187,864	FNMA Pool #AB8144, 5.00%, 4/1/37	207,654
127,149	FNMA Pool #AI4285, 5.00%, 6/1/41	140,051
102,123	FNMA Pool #AJ5888, 4.50%, 11/1/41	110,668
197,964	FNMA Pool #AQ0287, 3.00%, 10/1/42	203,999
314,993	FNMA Pool #AR6394, 3.00%, 2/1/43	324,594
301,513	FNMA Pool #AS5892, 3.50%, 10/1/45	314,022
92,946	FNMA Pool #AS6102, 3.50%, 11/1/45	96,803
168,079	FNMA Pool #AS6205, 3.50%, 11/1/45	175,055
127,817	FNMA Pool #AS6385, 4.00%, 12/1/45	134,814
231,933	FNMA Pool #AS9459, 4.50%, 4/1/47	245,601
169,542	FNMA Pool #AS9562, 3.00%, 5/1/47	173,590
175,025	FNMA Pool #AU1847, 3.00%, 9/1/43	180,298
173,129	FNMA Pool #AU4279, 3.00%, 9/1/43	178,283
219,384	FNMA Pool #AV0703, 4.00%, 12/1/43	233,180
97,288	FNMA Pool #AW7362, 2.50%, 8/1/29	98,256
164,503	FNMA Pool #AX0416, 4.00%, 8/1/44	173,787
140,644	FNMA Pool #AX9013, 3.50%, 2/1/45	146,490
139,669	FNMA Pool #AY1670, 3.50%, 2/1/45	145,549
83,358	FNMA Pool #AY2728, 2.50%, 2/1/30	84,164
124,237	FNMA Pool #AY4195, 4.00%, 5/1/45	130,036
171,037	FNMA Pool #BA3885, 3.50%, 11/1/45	178,130
206,733	FNMA Pool #BD8213, 3.00%, 9/1/46	211,755
160,093	FNMA Pool #MA0641, 4.00%, 2/1/31	169,539
219,876	FNMA Pool #MA3238, 3.50%, 1/1/48	227,475
392,488	FNMA Pool #MA3614, 3.50%, 3/1/49	402,853
57,720	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	57,632
250,000	FNMA TBA, 3.50%, 10/1/49	256,426

September 30, 2019

71,162	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	71,510
94,547	GNMA II Pool #5332, 4.00%, 3/20/42	100,819
100,419	GNMA II Pool #MA1520, 3.00%, 12/20/43	103,879
68,289	GNMA II Pool #MA2445, 3.50%, 12/20/44	71,512
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,412,992) (17.1%)	9,524,312
U.S. TREASURY OBLIGATIONS (16.7%)
	U.S. TREASURY NOTES & BONDS (16.7%)
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31	165,431
500,000	U.S. Treasury Bonds, 4.38%, 2/15/38	693,379
210,000	U.S. Treasury Bonds, 3.50%, 2/15/39	263,058
200,000	U.S. Treasury Bonds, 3.88%, 8/15/40	264,391
2,239,000	U.S. Treasury Bonds, 3.00%, 2/15/48	2,658,375
380,000	U.S. Treasury Notes, 2.13%, 6/30/21	382,820
715,000	U.S. Treasury Notes, 1.75%, 2/28/22	717,262
860,000	U.S. Treasury Notes, 1.38%, 6/30/23	853,718
1,325,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,368,321
775,000	U.S. Treasury Notes, 2.13%, 5/31/26	799,643
1,025,000	U.S. Treasury Notes, 2.75%, 2/15/28	1,112,846
	TOTAL U.S. TREASURY NOTES & BONDS (Cost $8,436,588) (16.7%)	9,279,244
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,436,588) (16.7%)	9,279,244
EXCHANGE-TRADED FUND (2.7%)
17,100	iShares iBoxx High Yield Corporate Bond ETF (3)	1,490,607
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,465,186) (2.7%)	1,490,607

Shares		Value
SHORT-TERM INVESTMENTS (6.2%)
	MONEY MARKET FUNDS (6.2%)
972,412	State Street Institutional Liquid Reserves Fund	972,412
2,473,825	State Street Navigator Securities Lending Government Money Market Portfolio (4)	2,473,825
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,446,334) (6.2%)	3,446,237
	TOTAL INVESTMENT SECURITIES (104.5%) (Cost $55,450,752)	$58,113,856
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.5%)		(2,512,701)
NET ASSETS (5) (100%)		$55,601,155

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of September 30, 2019, the market value of the securities on loan was $3,446,960.
(4)	Securities with an aggregate market value of $3,446,960 were out on loan in exchange for $2,473,825 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $55,450,752, aggregate gross unrealized appreciation was $2,755,671, aggregate gross unrealized depreciation was $92,567 and the net unrealized appreciation was $2,663,104.
ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$4,368,830	$—	$4,368,830
Commercial Mortgage-Backed Securities	—	7,259,600	—	7,259,600
Corporate Bonds & Notes*	—	20,348,220	—	20,348,220
Foreign Government Obligations	—	706,604	—	706,604
Long-Term Municipal Securities*	—	1,690,202	—	1,690,202
U.S. Government Agency Obligations	—	9,524,312	—	9,524,312
U.S. Treasury Obligations	—	9,279,244	—	9,279,244
Exchange-Traded Fund	1,490,607	—	—	1,490,607
Short-Term Investments	3,446,237	—	—	3,446,237
Total Investments in Securities	$4,936,844	$53,177,012	$—	$58,113,856

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.